Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Massachusetts Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester Massachusetts Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(5.53%)
Annual Return 2008	(36.42%)
Annual Return 2009	44.57%
Annual Return 2010	4.41%
Annual Return 2011	11.82%